Significant Accounting Policies - Summary of Required or Elected Re-classifications (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Jan. 01, 2018
Trade receivables [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets, measurement category immediately before initial application of IFRS 9	[1]	276,153
Trade receivables [member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets, carrying amount immediately after initial application of IFRS 9	[1]		€ 275,641
Accrued income [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets, measurement category immediately before initial application of IFRS 9		60,579
Accrued income [member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets, carrying amount immediately after initial application of IFRS 9			€ 60,369

[1]	The change in the carrying amount is a result of additional impairment allowance and the reclassification of certain accrued income, where the right to consideration is unconditional and only passage of time is required before payment is done. See the discussion on impairment as above.